Pay vs Performance Disclosure - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
		Jun. 30, 2024	Jan. 31, 2024	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table
Pay vs. Performance

As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance measures. For information about how our Compensation Committee seeks to align executive compensation with the Company’s performance, see “Compensation discussion and analysis.” The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.

	Summary Compensation Table Total for	Compensation actually paid to	Summary Compensation Table Total for	Compensation actually paid to	Average Summary Compensation Table Total	Average Compensation actually paid	Value of Initial Fixed $100 Investment based on:			Company- selected Measure
Fiscal Year	CEO(1)(2) Mr. Kelderman	CEO(1)(2)(3) Mr. Kelderman	CEO(1) Mr. Kummeth	CEO(1)(3) Mr. Kummeth	for Non-PEO NEOs(2)	to Non-PEO NEOs(2)	Company TSR	Peer Group TSR(4)	Net Income(5)	(Organic Revenue)(6)
2024	$6,852,495	$3,403,621	$6,792,945	$4,821,823	$12,300,286	$4,147,638	$110.17	$131.47	$168,105,000	$1,141,700
2023	0	0	30,584,644	4,684,176	2,258,387	2,424,680	124.96	126.72	285,442,000	1,134,700
2022	0	0	15,370,549	(6,349,624)	3,223,063	(2,680,481)	132.17	129.72	263,099,000	1,113,600
2021	0	0	15,889,896	105,676,083	4,950,600	26,444,391	171.17	147.61	139,585,000	915,900

(1)	The Company had two CEOs during fiscal year 2024. Effective November 1, 2023, Mr. Kelderman was appointed the role of Chief Operating Officer and assumed the role of Chief Executive Officer on February 1, 2024. Mr. Kummeth left his position as Chief Executive Officer effective February 1, 2024 and remained with the company as a Senior Advisor through July 1, 2024. Mr. Kummeth was our CEO for the full fiscal years 2021 through 2023.

(2)	For fiscal year 2024, Mr. Kelderman held his position as President, Diagnostics and Genomics prior to assuming the position of CEO on February 1, 2024. Therefore, any compensation granted or vested prior to assuming the position of CEO is included in the average non-PEO NEO compensation for fiscal year 2024.
(3)	Amounts reported in this column and in the table below represent the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the individual(s) during the applicable fiscal year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.
For this purpose, the fair value of equity awards was determined pursuant to the FASB ASC Topic 718. Assumptions used in the calculation of the fair value are consistent with the stock option valuation model used to determine the amounts reported in the Company’s audited financial statements, included in the Company’s Annual Report on Form 10-K.
The fair value of unvested time-based share awards, including restricted stock awards and restricted stock units, as well as the valuation of all share-based awards upon vesting, is based upon the closing price for a share of Bio-Techne common stock for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement. The fair value of unvested options, and the fair value received upon the vesting of stock options, is based upon the Black-Scholes option-pricing model as of the date of measurement, consistent with the stock option valuation model used to determine amounts reported in the Company’s Annual Report on Form 10-K.

	FY24			FY23			FY22		FY21
	CEO Mr. Kelderman	CEO Mr. Kummeth	Non-PEO NEOs	CEO		Non-PEO NEOs	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs
Total from Summary Compensation Table(i)	6,852,495	6,792,945	12,300,286	30,584,644		2,258,387	15,370,549	3,223,063	15,889,896	4,950,600
Subtract: Grant date fair value of option and stock awards granted in the fiscal year(ii)	(5,793,851)	(5,000,028)	(9,849,980)	(29,325,210)		(850,075)	(10,299,362)	(949,840)	(11,199,803	(1,722,395)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year(iii)	2,344,977	4,234,157	2,565,518	4,318,227	(11)	1,382,025	6,472,546	1,106,688	30,362,017	10,602,750
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years(iv)	—	(1,241,718)	(847,318)	(6,132,401)		(877,492)	(22,021,635)	(5,636,997)	64,935,446	11,789,651
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year(v)	—	—	—	—		—	—	—	—	—
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest(vi)	—	36,468	(20,867)	5,238,918		633,346	4,128,278	469,566	5,688,527	823,785

	FY24			FY23		FY22		FY21
	CEO Mr. Kelderman	CEO Mr. Kummeth	Non-PEO NEOs	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs
Subtract: Awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year(vii)	—	—	—	—	(121,511)	—	(892,961)	—	—
Compensation Actually Paid	3,403,621	4,821,823	4,147,638	4,684,176	2,424,680	(6,349,624)	(2,680,481)	105,676,083	26,444,391

(i)	Represents Total Compensation as reported in the Summary Compensation Table for each fiscal year
(ii)	Represents Stock Awards and Option Awards from the Summary Compensation Table for each fiscal year
(iii)	Represents the aggregate fair value as of each fiscal year-end of outstanding and unvested option and stock awards granted during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(iv)	Represents the aggregate change in fair value during each fiscal year of the outstanding and unvested option and stock awards granted in prior fiscal years and held as of the last day of the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(v)	Represents the aggregate fair value as of the vesting date of for each option and stock award that was granted and vested during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(vi)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(vii)	Represents the fair value as of the end of the prior fiscal year of option and stock awards that were granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes. These options and stock awards relate to retirements during the applicable fiscal year.

(4)	The Peer Group TSR in the table utilizes the S&P 500 LifeSciences Tools and Services (“S&P 500 LifeSciences”) Index, which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in the fiscal year 2024 Form 10-K. The comparison assumes $100 (including reinvested dividends) was invested for the period starting June 30, 2020 through June 30, 2024 in the company and in the S&P 500 LifeSciences Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	Net income represents “Net earnings, including noncontrolling interest” as reported in the Company’s Annual Report on Form 10-K.
(6)	Sales shown reflect organic revenue as calculated for purposes of our executive compensation program for the applicable reporting year. Refer to Appendix A for a reconciliation between GAAP and non-GAAP measures.
(7)	The non-PEO NEOs during fiscal year 2024 were James Hippel, William Geist, Kim Kelderman (until February 1, 2024), Shane Bohnen, and Matthew McManus (from January 1, 2024 until the end of the fiscal year).
(8)	The non-PEO NEOs during fiscal year 2023 were James Hippel, William Geist, Kim Kelderman, Shane Bohnen, and Brenda Furlow.
(9)	The non-PEO NEOs during fiscal year 2022 were James Hippel, William Geist, Kim Kelderman, Brenda Furlow, and David Eansor.
(10)	The non-PEO NEOs during fiscal year 2021 were James Hippel, Kim Kelderman, Brenda Furlow, and David Eansor.
(11)	As of June 30, 2023, relates to the time-vesting restricted share units that were granted in fiscal year 2023. The threshold for the performance-vesting awards was not achieved.

Company Selected Measure Name				organic revenue
Named Executive Officers, Footnote [Text Block]

(1)	The Company had two CEOs during fiscal year 2024. Effective November 1, 2023, Mr. Kelderman was appointed the role of Chief Operating Officer and assumed the role of Chief Executive Officer on February 1, 2024. Mr. Kummeth left his position as Chief Executive Officer effective February 1, 2024 and remained with the company as a Senior Advisor through July 1, 2024. Mr. Kummeth was our CEO for the full fiscal years 2021 through 2023.

Peer Group Issuers, Footnote				The Peer Group TSR in the table utilizes the S&P 500 LifeSciences Tools and Services (“S&P 500 LifeSciences”) Index, which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in the fiscal year 2024 Form 10-K. The comparison assumes $100 (including reinvested dividends) was invested for the period starting June 30, 2020 through June 30, 2024 in the company and in the S&P 500 LifeSciences Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	[1]					$ 30,584,644		$ 15,370,549	$ 15,889,896
PEO Actually Paid Compensation Amount	[1]					4,684,176		(6,349,624)	105,676,083
Adjustment To PEO Compensation, Footnote

	FY24			FY23			FY22		FY21
	CEO Mr. Kelderman	CEO Mr. Kummeth	Non-PEO NEOs	CEO		Non-PEO NEOs	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs
Total from Summary Compensation Table(i)	6,852,495	6,792,945	12,300,286	30,584,644		2,258,387	15,370,549	3,223,063	15,889,896	4,950,600
Subtract: Grant date fair value of option and stock awards granted in the fiscal year(ii)	(5,793,851)	(5,000,028)	(9,849,980)	(29,325,210)		(850,075)	(10,299,362)	(949,840)	(11,199,803	(1,722,395)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year(iii)	2,344,977	4,234,157	2,565,518	4,318,227	(11)	1,382,025	6,472,546	1,106,688	30,362,017	10,602,750
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years(iv)	—	(1,241,718)	(847,318)	(6,132,401)		(877,492)	(22,021,635)	(5,636,997)	64,935,446	11,789,651
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year(v)	—	—	—	—		—	—	—	—	—
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest(vi)	—	36,468	(20,867)	5,238,918		633,346	4,128,278	469,566	5,688,527	823,785

	FY24			FY23		FY22		FY21
	CEO Mr. Kelderman	CEO Mr. Kummeth	Non-PEO NEOs	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs
Subtract: Awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year(vii)	—	—	—	—	(121,511)	—	(892,961)	—	—
Compensation Actually Paid	3,403,621	4,821,823	4,147,638	4,684,176	2,424,680	(6,349,624)	(2,680,481)	105,676,083	26,444,391

Non-PEO NEO Average Total Compensation Amount	[1],[2]			$ 12,300,286		2,258,387		3,223,063	4,950,600
Non-PEO NEO Average Compensation Actually Paid Amount	[2]			$ 4,147,638		2,424,680		(2,680,481)	26,444,391
Adjustment to Non-PEO NEO Compensation Footnote

	FY24			FY23			FY22		FY21
	CEO Mr. Kelderman	CEO Mr. Kummeth	Non-PEO NEOs	CEO		Non-PEO NEOs	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs
Total from Summary Compensation Table(i)	6,852,495	6,792,945	12,300,286	30,584,644		2,258,387	15,370,549	3,223,063	15,889,896	4,950,600
Subtract: Grant date fair value of option and stock awards granted in the fiscal year(ii)	(5,793,851)	(5,000,028)	(9,849,980)	(29,325,210)		(850,075)	(10,299,362)	(949,840)	(11,199,803	(1,722,395)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year(iii)	2,344,977	4,234,157	2,565,518	4,318,227	(11)	1,382,025	6,472,546	1,106,688	30,362,017	10,602,750
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years(iv)	—	(1,241,718)	(847,318)	(6,132,401)		(877,492)	(22,021,635)	(5,636,997)	64,935,446	11,789,651
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year(v)	—	—	—	—		—	—	—	—	—
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest(vi)	—	36,468	(20,867)	5,238,918		633,346	4,128,278	469,566	5,688,527	823,785

	FY24			FY23		FY22		FY21
	CEO Mr. Kelderman	CEO Mr. Kummeth	Non-PEO NEOs	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs	CEO	Non-PEO NEOs
Subtract: Awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year(vii)	—	—	—	—	(121,511)	—	(892,961)	—	—
Compensation Actually Paid	3,403,621	4,821,823	4,147,638	4,684,176	2,424,680	(6,349,624)	(2,680,481)	105,676,083	26,444,391

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount				$ 110.17		124.96		132.17	171.17
Peer Group Total Shareholder Return Amount	[3]			131.47		126.72		129.72	147.61
Net Income (Loss) Attributable to Parent	[4]			$ 168,105,000		$ 285,442,000		$ 263,099,000	$ 139,585,000
Company Selected Measure Amount	[5]			1,141,700		1,134,700		1,113,600	915,900
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Organic Revenue Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted Net Income
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			$ (9,849,980)		$ (850,075)		$ (949,840)	$ (1,722,395)
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]					(29,325,210)		(10,299,362)	(11,199,803)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]			2,565,518		1,382,025		1,106,688	10,602,750
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]					4,318,227	[8]	6,472,546	30,362,017
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]			(847,318)		(877,492)		(5,636,997)	11,789,651
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]					(6,132,401)		(22,021,635)	64,935,446
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]			(20,867)		633,346		469,566	823,785
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]					5,238,918		4,128,278	5,688,527
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]					(121,511)		(892,961)
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]
Mr Kelderman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[13]			6,852,495	[1]	0		0	0
PEO Actually Paid Compensation Amount	[2],[13],[14]			3,403,621	[1]	0		0	0
PEO Name		Mr. Kelderman
Mr Kelderman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			(5,793,851)
Mr Kelderman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]			2,344,977
Mr Kelderman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]
Mr Kelderman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]
Mr Kelderman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]
Mr Kelderman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]
Mr Kummeth [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[13]			6,792,945	[1]	30,584,644		15,370,549	15,889,896
PEO Actually Paid Compensation Amount	[13],[14]			4,821,823	[1]	$ 4,684,176		$ (6,349,624)	$ 105,676,083
PEO Name			Mr. Kummeth			Mr. Kummeth		Mr. Kummeth	Mr. Kummeth
Mr Kummeth [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			(5,000,028)
Mr Kummeth [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]			4,234,157
Mr Kummeth [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]			(1,241,718)
Mr Kummeth [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]
Mr Kummeth [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]			36,468
Mr Kummeth [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]

[1]	Represents Total Compensation as reported in the Summary Compensation Table for each fiscal year
[2]	For fiscal year 2024, Mr. Kelderman held his position as President, Diagnostics and Genomics prior to assuming the position of CEO on February 1, 2024. Therefore, any compensation granted or vested prior to assuming the position of CEO is included in the average non-PEO NEO compensation for fiscal year 2024.
[3]	The Peer Group TSR in the table utilizes the S&P 500 LifeSciences Tools and Services (“S&P 500 LifeSciences”) Index, which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in the fiscal year 2024 Form 10-K. The comparison assumes $100 (including reinvested dividends) was invested for the period starting June 30, 2020 through June 30, 2024 in the company and in the S&P 500 LifeSciences Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[4]	Net income represents “Net earnings, including noncontrolling interest” as reported in the Company’s Annual Report on Form 10-K.
[5]	Sales shown reflect organic revenue as calculated for purposes of our executive compensation program for the applicable reporting year. Refer to Appendix A for a reconciliation between GAAP and non-GAAP measures.
[6]	Represents Stock Awards and Option Awards from the Summary Compensation Table for each fiscal year
[7]	Represents the aggregate fair value as of each fiscal year-end of outstanding and unvested option and stock awards granted during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[8]	As of June 30, 2023, relates to the time-vesting restricted share units that were granted in fiscal year 2023. The threshold for the performance-vesting awards was not achieved.
[9]	Represents the aggregate change in fair value during each fiscal year of the outstanding and unvested option and stock awards granted in prior fiscal years and held as of the last day of the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[10]	Represents the aggregate fair value as of the vesting date of for each option and stock award that was granted and vested during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[11]	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[12]	Represents the fair value as of the end of the prior fiscal year of option and stock awards that were granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes. These options and stock awards relate to retirements during the applicable fiscal year.
[13]	The Company had two CEOs during fiscal year 2024. Effective November 1, 2023, Mr. Kelderman was appointed the role of Chief Operating Officer and assumed the role of Chief Executive Officer on February 1, 2024. Mr. Kummeth left his position as Chief Executive Officer effective February 1, 2024 and remained with the company as a Senior Advisor through July 1, 2024. Mr. Kummeth was our CEO for the full fiscal years 2021 through 2023.
[14]	Amounts reported in this column and in the table below represent the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the individual(s) during the applicable fiscal year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.